Deferred Revenue	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Deferred Revenue	Deferred Revenue

	Years ended
	December 31, 2022	December 31, 2021
	$	$
Balance, beginning of the year	379,724	128,815
Deferral of revenue	400,326	351,145
Recognition of deferred revenue	(216,649)	(100,236)
Balance, end of the year	563,401	379,724

	December 31, 2022	December 31, 2021
	$	$
Current portion	295,888	216,792
Long-term portion	267,513	162,932
	563,401	379,724

The opening balances of current and long-term deferred revenue were $107,809 and $21,006, respectively, as of January 1, 2021.
As at December 31, 2022, the long-term deferred revenue, excluding non-cash consideration received, will be recognized ratably over the remaining terms of the contracts with the customers, which range from two to five years.

Within total deferred revenue outlined above, non-cash consideration represents a significant portion of the balance as at December 31, 2022. The table below summarizes the gross changes in deferred revenue associated with this non-cash consideration received for the years ended December 31, 2022 and 2021.

	Years Ended
	December 31, 2022	December 31, 2021
	$	$
Balance, beginning of the year	230,574	20,896
Non-cash consideration received in exchange for services	273,201	268,058
Revenue recognized related to non-cash consideration	(121,503)	(58,380)
Balance, end of the year	382,272	230,574

Current portion	134,871	85,086
Long term portion	247,401	145,488
	382,272	230,574
The Company will recognize this revenue ratably over the remaining terms of the respective strategic partnership service agreements, which range from three to seven years.